DEBT (Details) ₽ in Thousands, shares in Millions, $ in Millions						1 Months Ended			12 Months Ended
	Oct. 17, 2022 shares	Sep. 30, 2022 shares	Mar. 07, 2020 USD ($) D	Mar. 03, 2020 RUB (₽)	Mar. 03, 2020 USD ($)	Jun. 30, 2023 RUB (₽)	Jun. 30, 2022 RUB (₽)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)
DEBT
Percentage of repurchase aggregate principal amount							93.20%	93.20%
Gain on restructuring of convertible debt										₽ 9,305,000
Interest expenses related to the amortization of the debt discount and issuance expenses									₽ 0	585,000	₽ 2,213,000
Interest expenses related to the contractual interest coupon, amortization of the debt discount and issuance expenses									0	₽ 335,000	₽ 691,000
Effective interest rate on the liability component (as a percent)										1.80%	3.40%
Repayment of loan						₽ 20,000,000
Used balance of loan									141,484,000	₽ 51,191,000		$ 1,577.5
Common Class A
DEBT
Gain on net income per share basic										22,680
Gain on net income per share diluted										22,680
Common Class B
DEBT
Gain on net income per share basic										0
Gain on net income per share diluted										0
0.75% convertible senior notes
DEBT
Aggregate principal amount | $			$ 1,250.0		$ 1,250.0
Interest rate (as a percent)					0.75%
Net proceeds from the sale of Notes				₽ 82,050,000	$ 1,237.0
Suspension of trading, number of days | D			5
Percentage of repurchase aggregate principal amount			99.00%
Gain on restructuring of convertible debt							₽ 9,305,000	$ 177.4
Tax expense on gain (loss) on debt restructuring							₽ 751,000	$ 13.1
0.75% convertible senior notes | Common Class A
DEBT
Shares issued | shares	2.5	2.5
Commercial Loan [Member]
DEBT
Aggregate principal amount										₽ 49,885,000
Several loan agreements maturing in 2024-2028
DEBT
Used balance of loan									97,348,000
Unused balance of loan									₽ 118,408,000